EARNINGS PER SHARE - Schedule of Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 102,918	$ 165,732	$ 158,538
Weighted average number of shares for the purpose of basic earnings per share (in shares)	44,228	43,402	42,601
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	45,005	44,589	43,594
BASIC EARNINGS PER SHARE (in usd per share)	$ 2.33	$ 3.82	$ 3.72
DILUTED EARNINGS PER SHARE (in usd per share)	$ 2.29	$ 3.72	$ 3.64